Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income Per Ordinary Share (Detail) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic weighted average shares outstanding			1	1
Basic net income per ordinary share			$ 152,717,402	$ 188,134,733
Diluted weighted average shares outstanding			1	1
Diluted net income per ordinary share			$ 152,717,402	$ 188,134,733
Armada Acquisition Corp II [Member] | Class A - Redeemable [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 1,183,366	$ 501,013			$ 1,567,466	$ 267,888	$ 933,203
Basic weighted average shares outstanding	23,000,000	9,857,143			23,000,000	3,322,222	8,323,204
Basic net income per ordinary share	$ 0.05	$ 0.05			$ 0.07	$ 0.08	$ 0.11
Allocation of net income	$ 1,183,366	$ 484,702			$ 1,567,466	$ 247,050	$ 896,018
Diluted weighted average shares outstanding	23,000,000	9,857,143			23,000,000	3,322,222	8,323,204
Diluted net income per ordinary share	$ 0.05	$ 0.05			$ 0.07	$ 0.07	$ 0.11
Armada Acquisition Corp II [Member] | Class A & B - Non-redeemable [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 441,961	$ 386,133			$ 585,414	$ 572,768	$ 838,780
Basic weighted average shares outstanding	8,590,000	7,596,957			8,590,000	7,103,193	7,481,056
Basic net income per ordinary share	$ 0.05	$ 0.05			$ 0.07	$ 0.08	$ 0.11
Allocation of net income	$ 441,961	$ 402,444			$ 585,414	$ 593,606	$ 875,965
Diluted weighted average shares outstanding	8,590,000	8,184,286			8,590,000	7,982,556	8,136,934
Diluted net income per ordinary share	$ 0.05	$ 0.05			$ 0.07	$ 0.07	$ 0.11